Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Staples Portfolio
March 31, 2026
VCSP-NPRT1-0526
1.856925.118
Common Stocks - 99.5%
	Shares	Value ($)
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (a)(b)	37,916	73,177
UNITED KINGDOM - 5.2%
Consumer Staples - 5.2%
Beverages - 1.7%
Diageo PLC	204,200	3,797,551
Food Products - 0.8%
Nomad Foods Ltd	193,041	1,855,124
Tobacco - 2.7%
British American Tobacco PLC ADR	103,400	6,045,798
TOTAL UNITED KINGDOM		11,698,473
UNITED STATES - 94.3%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Amazon.com Inc (b)	8,100	1,686,987
Consumer Staples - 93.5%
Beverages - 28.7%
Boston Beer Co Inc/The Class A (b)	11,050	2,545,920
Brown-Forman Corp Class B (d)	23,800	629,271
Celsius Holdings Inc (b)	18,400	652,832
Coca-Cola Co/The	423,338	32,194,855
Constellation Brands Inc Class A	36,416	5,462,400
Keurig Dr Pepper Inc	603,373	15,886,811
Monster Beverage Corp (b)	33,078	2,396,832
PepsiCo Inc	17,702	2,748,944
Primo Brands Corp Class A	106,100	1,997,863
		64,515,728
Consumer Staples Distribution & Retail - 30.3%
Albertsons Cos Inc Class A (d)	176,600	3,009,264
BJ's Wholesale Club Holdings Inc (b)(d)	42,300	4,163,166
Costco Wholesale Corp	21,150	21,074,495
Dollar Tree Inc (b)	13,100	1,434,581
Kroger Co/The	64,800	4,688,928
Performance Food Group Co (b)	15,700	1,344,862
Sprouts Farmers Market Inc (b)	25,100	1,935,963
Target Corp	73,513	8,909,776
US Foods Holding Corp (b)	39,400	3,633,074
Walmart Inc	142,727	17,738,112
		67,932,221
Food Products - 9.6%
BRC Inc Class A (b)(d)	209,900	162,924
Bunge Global SA	35,807	4,554,650
Darling Ingredients Inc (b)	10,600	655,610
Freshpet Inc (b)	27,200	1,603,712
JM Smucker Co	29,200	2,816,048
Lamb Weston Holdings Inc (d)	29,252	1,236,190
Mondelez International Inc	177,861	10,251,908
Simply Good Foods Co/The (b)	16,500	236,775
		21,517,817
Household Products - 14.5%
Energizer Holdings Inc (d)	333,087	5,469,289
Kimberly-Clark Corp	30,600	2,951,982
Procter & Gamble Co/The	166,575	24,060,093
		32,481,364
Personal Care Products - 7.0%
BellRing Brands Inc (b)	58,000	933,220
Edgewell Personal Care Co	34,600	738,364
elf Beauty Inc (b)(d)	7,900	478,819
Estee Lauder Cos Inc/The Class A	36,245	2,601,304
Herbalife Ltd (b)(d)	26,400	388,607
Kenvue Inc	611,886	10,548,915
		15,689,229
Tobacco - 3.4%
JUUL Labs Inc Class A (a)(b)(c)	746,394	1,418,149
Philip Morris International Inc	35,943	5,942,816
Turning Point Brands Inc	4,100	355,838
		7,716,803
TOTAL CONSUMER STAPLES		209,853,162
TOTAL UNITED STATES		211,540,149
TOTAL COMMON STOCKS (Cost $179,089,094)		223,311,799

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	4,377,953	4,378,828
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	5,528,545	5,529,099
TOTAL MONEY MARKET FUNDS (Cost $9,907,927)			9,907,927

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $188,997,021)	233,219,726
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(8,745,210)
NET ASSETS - 100.0%	224,474,516

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,418,149 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/2024	757,568

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,934	14,539,603	10,192,709	8,180	(3)	3	4,378,828	4,377,953	0.0%
Fidelity Securities Lending Cash Central Fund	12,229,754	70,288,847	76,989,502	4,066	-	-	5,529,099	5,528,545	0.0%
Total	12,261,688	84,828,450	87,182,211	12,246	(3)	3	9,907,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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